Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RIVERPARK FUNDS TRUST
Entity Central Index Key	0001494928
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000092087
Shareholder Report [Line Items]
Fund Name	RiverPark Large Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPXFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Retail Class Shares	$59	1.25%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
AssetsNet	$ 42,342,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 153
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	4.1%
Industrials	4.2%
Health Care	10.2%
Financials	12.7%
Consumer Discretionary	12.9%
Communication Services	17.1%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	6.6%
Apple	6.6%
Amazon.com	5.8%
Microsoft	5.8%
Eli Lilly	4.7%
Taiwan Semiconductor Manufacturing ADR	4.5%
Meta Platforms, Cl A	4.4%
Netflix	3.7%
Applied Materials	3.4%
Alphabet, Cl A	3.3%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/large-growth-fund
C000092088
Shareholder Report [Line Items]
Fund Name	RiverPark Large Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPXIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Institutional Class Shares	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 42,342,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 153
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	4.1%
Industrials	4.2%
Health Care	10.2%
Financials	12.7%
Consumer Discretionary	12.9%
Communication Services	17.1%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	6.6%
Apple	6.6%
Amazon.com	5.8%
Microsoft	5.8%
Eli Lilly	4.7%
Taiwan Semiconductor Manufacturing ADR	4.5%
Meta Platforms, Cl A	4.4%
Netflix	3.7%
Applied Materials	3.4%
Alphabet, Cl A	3.3%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/large-growth-fund
C000092090
Shareholder Report [Line Items]
Fund Name	Wedgewood Fund
Class Name	Retail Class Shares
Trading Symbol	RWGFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/wedgewood-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Retail Class Shares	$60	1.25%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
AssetsNet	$ 24,814,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 78
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	5.6%
Industrials	11.3%
Financials	14.4%
Communication Services	16.7%
Consumer Discretionary	18.9%
Information Technology	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	9.1%
Taiwan Semiconductor Manufacturing ADR	8.8%
Meta Platforms, Cl A	7.6%
Apple	6.9%
Motorola Solutions	5.9%
Microsoft	5.5%
Visa, Cl A	4.8%
Booking Holdings	4.7%
Old Dominion Freight Line	4.5%
Tractor Supply	4.2%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/wedgewood-fund
C000092091
Shareholder Report [Line Items]
Fund Name	Wedgewood Fund
Class Name	Institutional Class Shares
Trading Symbol	RWGIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/wedgewood-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Institutional Class Shares	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 24,814,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 78
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	5.6%
Industrials	11.3%
Financials	14.4%
Communication Services	16.7%
Consumer Discretionary	18.9%
Information Technology	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	9.1%
Taiwan Semiconductor Manufacturing ADR	8.8%
Meta Platforms, Cl A	7.6%
Apple	6.9%
Motorola Solutions	5.9%
Microsoft	5.5%
Visa, Cl A	4.8%
Booking Holdings	4.7%
Old Dominion Freight Line	4.5%
Tractor Supply	4.2%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/wedgewood-fund
C000092096
Shareholder Report [Line Items]
Fund Name	RiverPark Short Term High Yield Fund
Class Name	Retail Class Shares
Trading Symbol	RPHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/short-term-high-yield-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Retail Class Shares	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 647,665,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,213
InvestmentCompanyPortfolioTurnover	148.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Preferred Stock	0.0%
Bank Loan Obligations	3.2%
Commercial Paper	3.9%
Convertible Bonds	10.5%
Special Purpose Acquisition Companies	15.8%
Corporate Obligations	65.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Confluent	0.000%	01/15/27	6.7%
Kodiak Gas Services	7.250%	02/15/29	6.7%
Nexstar Media	5.625%	07/15/27	5.4%
Under Armour	3.250%	06/15/26	5.2%
SPX FLOW	8.750%	04/01/30	4.6%
Archrock Partners	6.250%	04/01/28	3.9%
Travel + Leisure	6.625%	07/31/26	3.3%
Sirius XM Radio	3.125%	09/01/26	3.3%
HCA	5.250%	06/15/26	3.0%
Sealed Air Corp/Sealed Air Corp	6.125%	02/01/28	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/short-term-high-yield-fund
C000092097
Shareholder Report [Line Items]
Fund Name	RiverPark Short Term High Yield Fund
Class Name	Institutional Class Shares
Trading Symbol	RPHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/short-term-high-yield-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Institutional Class Shares	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 647,665,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,213
InvestmentCompanyPortfolioTurnover	148.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Preferred Stock	0.0%
Bank Loan Obligations	3.2%
Commercial Paper	3.9%
Convertible Bonds	10.5%
Special Purpose Acquisition Companies	15.8%
Corporate Obligations	65.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Confluent	0.000%	01/15/27	6.7%
Kodiak Gas Services	7.250%	02/15/29	6.7%
Nexstar Media	5.625%	07/15/27	5.4%
Under Armour	3.250%	06/15/26	5.2%
SPX FLOW	8.750%	04/01/30	4.6%
Archrock Partners	6.250%	04/01/28	3.9%
Travel + Leisure	6.625%	07/31/26	3.3%
Sirius XM Radio	3.125%	09/01/26	3.3%
HCA	5.250%	06/15/26	3.0%
Sealed Air Corp/Sealed Air Corp	6.125%	02/01/28	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/short-term-high-yield-fund
C000111378
Shareholder Report [Line Items]
Fund Name	RiverPark Long/Short Opportunity Fund
Class Name	Retail Class Shares
Trading Symbol	RLSFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/longshort-opportunity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Retail Class Shares	$95	2.00%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	2.00%
AssetsNet	$ 29,398,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 238
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-23.2%
Consumer Staples	3.9%
Industrials	5.3%
Health Care	9.6%
Consumer Discretionary	12.2%
Financials	12.2%
Communication Services	16.8%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	6.6%
NVIDIA	6.6%
Microsoft	6.0%
Amazon.com	4.8%
Eli Lilly	4.1%
Meta Platforms, Cl A	3.9%
Taiwan Semiconductor Manufacturing ADR	3.3%
Netflix	3.3%
Applied Materials	3.3%
Alphabet, Cl A	3.2%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/longshort-opportunity-fund
C000111377
Shareholder Report [Line Items]
Fund Name	RiverPark Long/Short Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	RLSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/longshort-opportunity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	$88	1.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.85%
AssetsNet	$ 29,398,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 238
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-23.2%
Consumer Staples	3.9%
Industrials	5.3%
Health Care	9.6%
Consumer Discretionary	12.2%
Financials	12.2%
Communication Services	16.8%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	6.6%
NVIDIA	6.6%
Microsoft	6.0%
Amazon.com	4.8%
Eli Lilly	4.1%
Meta Platforms, Cl A	3.9%
Taiwan Semiconductor Manufacturing ADR	3.3%
Netflix	3.3%
Applied Materials	3.3%
Alphabet, Cl A	3.2%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/longshort-opportunity-fund
C000205367
Shareholder Report [Line Items]
Fund Name	RiverPark Floating Rate CMBS Fund
Class Name	Retail Class Shares
Trading Symbol	RCRFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/floating-rate-cmbs-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Retail Class Shares	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 33,385,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 78
InvestmentCompanyPortfolioTurnover	32.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	91.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	5.714%	07/15/41	6.0%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	5.665%	10/15/34	6.0%
BX Trust, Ser 2025-VOLT, Cl A, TSFR1M + 1.700%	5.373%	12/15/44	6.0%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.423%	02/15/35	6.0%
PLYM Commercial Mortgage Trust, Ser 2026-IND, Cl D, TSFR1M + 2.150%	5.823%	03/15/43	5.9%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.223%	08/15/42	5.7%
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C, TSFR1M + 1.750%	5.423%	11/15/42	5.3%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	5.523%	06/15/40	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	5.988%	07/15/38	4.5%
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A, TSFR1M + 1.700%	5.373%	03/15/45	4.5%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/floating-rate-cmbs-fund
C000205366
Shareholder Report [Line Items]
Fund Name	RiverPark Floating Rate CMBS Fund
Class Name	Institutional Class Shares
Trading Symbol	RCRIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/floating-rate-cmbs-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 33,385,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 78
InvestmentCompanyPortfolioTurnover	32.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	91.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	5.714%	07/15/41	6.0%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	5.665%	10/15/34	6.0%
BX Trust, Ser 2025-VOLT, Cl A, TSFR1M + 1.700%	5.373%	12/15/44	6.0%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.423%	02/15/35	6.0%
PLYM Commercial Mortgage Trust, Ser 2026-IND, Cl D, TSFR1M + 2.150%	5.823%	03/15/43	5.9%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.223%	08/15/42	5.7%
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C, TSFR1M + 1.750%	5.423%	11/15/42	5.3%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	5.523%	06/15/40	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	5.988%	07/15/38	4.5%
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A, TSFR1M + 1.700%	5.373%	03/15/45	4.5%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/floating-rate-cmbs-fund
C000242920
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-growth-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Retail Class Shares	$70	1.40%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
AssetsNet	$ 8,385,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 16
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.6%
Financials	2.6%
Consumer Staples	2.8%
Consumer Discretionary	12.4%
Health Care	20.0%
Information Technology	20.1%
Industrials	39.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Astronics	4.4%
Sterling Infrastructure	4.1%
MACOM Technology Solutions Holdings	4.0%
Lattice Semiconductor	3.8%
Coherent	3.4%
Carpenter Technology	3.3%
FTAI Aviation	3.3%
Alignment Healthcare	3.1%
RBC Bearings	2.9%
Artivion	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/next-century-growth-fund
C000242919
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPNIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-growth-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Institutional Class Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 8,385,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 16
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.6%
Financials	2.6%
Consumer Staples	2.8%
Consumer Discretionary	12.4%
Health Care	20.0%
Information Technology	20.1%
Industrials	39.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Astronics	4.4%
Sterling Infrastructure	4.1%
MACOM Technology Solutions Holdings	4.0%
Lattice Semiconductor	3.8%
Coherent	3.4%
Carpenter Technology	3.3%
FTAI Aviation	3.3%
Alignment Healthcare	3.1%
RBC Bearings	2.9%
Artivion	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/next-century-growth-fund
C000247130
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Large Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPNRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Retail Class Shares	$59	1.25%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
AssetsNet	$ 3,127,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.2%
Health Care	3.6%
Consumer Discretionary	7.8%
Financials	8.2%
Communication Services	9.8%
Industrials	20.4%
Information Technology	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	10.6%
NVIDIA	10.6%
Alphabet, Cl A	6.0%
Microsoft	6.0%
Broadcom	5.2%
Vertiv Holdings, Cl A	4.0%
Amazon.com	3.8%
Goldman Sachs Group	3.5%
Howmet Aerospace	3.2%
Meta Platforms, Cl A	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/next-century-large-growth-fund
C000247129
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Large Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPNLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Institutional Class Shares	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 3,127,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.2%
Health Care	3.6%
Consumer Discretionary	7.8%
Financials	8.2%
Communication Services	9.8%
Industrials	20.4%
Information Technology	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	10.6%
NVIDIA	10.6%
Alphabet, Cl A	6.0%
Microsoft	6.0%
Broadcom	5.2%
Vertiv Holdings, Cl A	4.0%
Amazon.com	3.8%
Goldman Sachs Group	3.5%
Howmet Aerospace	3.2%
Meta Platforms, Cl A	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/next-century-large-growth-fund